UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     February 08, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $192,213 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100       79    74914 SH       SOLE                    74914        0        0
ACUITY BRANDS INC              COM              00508Y102     6856   192374 SH       SOLE                   192374        0        0
AGNICO EAGLE MINES LTD         COM              008474108     1026    19000 SH       SOLE                    19000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    12662   291880 SH       SOLE                   291880        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     1129    28100 SH       SOLE                    28100        0        0
BROADWIND ENERGY INC           COM              11161T108      841   103933 SH       SOLE                   103933        0        0
CECO ENVIRONMENTAL CORP        COM              125141101     1518   384317 SH       SOLE                   384317        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104     4242   732635 SH       SOLE                   732635        0        0
EMCOR GROUP INC                COM              29084Q100     1033    38402 SH       SOLE                    38402        0        0
ENERNOC INC                    COM              292764107     2162    71154 SH       SOLE                    71154        0        0
ENERSYS                        COM              29275Y102     1722    78758 SH       SOLE                    78758        0        0
ESCO TECHNOLOGIES INC          COM              296315104      513    14306 SH       SOLE                    14306        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     1759   247450 SH       SOLE                   247450        0        0
FIRST BUSEY CORP               COM              319383105      389   100000 SH       SOLE                   100000        0        0
FIRST SOLAR INC                COM              336433107      223    20000 SH  PUT  SOLE                    20000        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108     1848    62800 SH       SOLE                    62800        0        0
GOLDCORP INC NEW               COM              380956409    11684   297000 SH       SOLE                   297000        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301      403    68973 SH       SOLE                    68973        0        0
INTREPID POTASH INC            COM              46121Y102     5070   173813 SH       SOLE                   173813        0        0
JAMES RIVER COAL CO            COM NEW          470355207    10470   565744 SH       SOLE                   565744        0        0
JOHNSON CTLS INC               COM              478366107     9280   340670 SH       SOLE                   340670        0        0
KENDLE INTERNATIONAL INC       COM              48880L107     3479   190000 SH       SOLE                   190000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     1104    60000 SH       SOLE                    60000        0        0
MASTEC INC                     COM              576323109     8049   643896 SH       SOLE                   643896        0        0
MCDERMOTT INTL INC             COM              580037109     8337   347245 SH       SOLE                   347245        0        0
MF GLOBAL LTD                  SHS              G60642108     1957   281650 SH       SOLE                   281650        0        0
MOSAIC CO                      COM              61945A107     4934    82600 SH       SOLE                    82600        0        0
MYR GROUP INC DEL              COM              55405W104     2261   125127 SH       SOLE                   125127        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    13365   267291 SH       SOLE                   267291        0        0
NORTH AMERN ENERGY PARTNERS    COM              656844107      635    87400 SH       SOLE                    87400        0        0
OM GROUP INC                   COM              670872100     7008   223265 SH       SOLE                   223265        0        0
POTASH CORP SASK INC           COM              73755L107    17035   157000 SH       SOLE                   157000        0        0
POWERSECURE INTL INC           COM              73936N105     1681   233151 SH       SOLE                   233151        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849     1020    20200 SH       SOLE                    20200        0        0
PROVIDENT FINL HLDGS INC       COM              743868101      477   172911 SH       SOLE                   172911        0        0
QUANTA SVCS INC                COM              74762E102     1875    89972 SH       SOLE                    89972        0        0
RAMBUS INC DEL                 COM              750917106    20625   845270 SH       SOLE                   845270        0        0
SANDRIDGE ENERGY INC           COM              80007P307     1405   149000 SH       SOLE                   149000        0        0
SATCON TECHNOLOGY CORP         COM              803893106      177    62801 SH       SOLE                    62801        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6363    59300 SH       SOLE                    59300        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      562    10000 SH       SOLE                    10000        0        0
THOMAS & BETTS CORP            COM              884315102     4580   127972 SH       SOLE                   127972        0        0
TIM HORTONS INC                COM              88706M103     1120    36700 SH       SOLE                    36700        0        0
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105      478   141000 SH       SOLE                   141000        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102     7650   758967 SH       SOLE                   758967        0        0
YAMANA GOLD INC                COM              98462Y100     1127    99000 SH       SOLE                    99000        0        0